Deferred revenue	12 Months Ended
Feb. 28, 2025
Deferred Revenue
Deferred revenue

8 Deferred revenue

	As of February 29, 2024	As of February 28, 2025	As of February 28, 2025
	S$	S$	US$

Beginning balance	-	16,699	12,376
Addition during the year	16,699	914,678	677,868
Revenue recognized during the year	-	(386,699)	(286,583)
Ending balance	16,699	544,678	403,661